Related Party Transactions - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions	Related parties
Working Capital Note
In order to access additional capital prior to the Enhanced Games, on March 18, 2026, Enhanced entered into a Working Capital Note with Apeiron Investment Group (“Apeiron”) for a line of credit commitment up to $20.0 million. The terms of the Working Capital Note provide for an applicable interest rate of 5.0% per annum and a maturity date of September 18, 2027. The Working Capital Note also provides for mandatory prepayment of amounts outstanding under the Working Capital Note upon Closing if (a) the Business Combination has been consummated and (b) if after A Paradise shareholder redemptions and the payment of transaction expenses, the amount remaining in the Trust Account exceeds $20.0 million; provided that such mandatory prepayment shall in no event exceed the amount by which such funds that remain in the Trust Account exceed $20.0 million. The Working Capital Note also provides that, in consideration for the commitment thereunder, the lock-up restrictions applicable to Apeiron and its affiliates under the Transaction Support Agreement shall, in the event Apeiron or its applicable affiliates has entered into any pledge, hedge, swap or other arrangement that transfers to another, or disposes of (either alone or in connection with one or more events or developments (including the satisfaction or waiver of any conditions precedent)), any of the interests (including economic consequences of ownership) with respect to any shares of Enhanced Group, cease to apply to such shares. As of March 31, 2026, no amounts have been drawn upon. In April 2026, the Company drew $10 million.
Simple Agreements for Future Equity Liabilities
The SAFEs issued to Apeiron were issued on the same terms as those issued to unrelated third-party investors in the same private placement. As of March 31, 2026, the SAFEs remain outstanding and have not yet been converted into equity.
Related parties
During the third quarter of 2025, Dr. Aron D'Souza resigned from all positions including as our President and Founder, and Chairman of the Board of Directors. For the years ended 2025 and 2024, Dr. D’Souza incurred business and consulting expenses of approximately $393,945 and $1,033,811, respectively, on behalf of the Company while the Company was seeking SAFE and Series A and B funding and was subsequently reimbursed by the Company. In relation to these expenses and consulting services performed, as of December 31, 2025 and December 31, 2024, Dr. D’Souza was owed $0 and $224,756, respectively. These amounts are included within accounts payable and accrued expenses on the Company’s consolidated balance sheets.
During 2025, the Company reimbursed Apeiron Investment Group Limited and its affiliates (collectively, “Apeiron”) out of pocket costs, fees and expenses of $250,000 pertaining to additional acquisition of securities of the Company. Christian Angermayer a non-employee Director of the Company, and Founder of Apeiron, is a significant owner of the Company through affiliated entities.

A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
On November 9, 2022, the Sponsor acquired 3,737,500 Class B ordinary share (“Founder Shares”) for an aggregate purchase price of $25,000. Founder Shares have been retroactively restated to reflect a share subscription and purchase agreement. On October 2, 2024, the Company issued 5,750,000 Founder Shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Founder Shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of
$25,000. Five institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor) (“non-voting sponsor investors”) purchased, indirectly, through the purchase of non-voting interests in our sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with this indirect purchase, the Sponsor issued non-voting shares at a nominal purchaser price to the non-voting sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor.On September 15, 2025, as a result of the underwriters’ over-allotment option expiring, a total of 1,000,000 Founder Shares were forfeited. The related share and per-share amounts presented in these financial statements have been retroactively adjusted to reflect this share forfeiture for all periods presented. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares, reflecting interest in an aggregate of 1,368,421 Founder Shares held by the Sponsor, from the non-voting sponsor investors.
The Sponsor has agreed not to transfer, assign or sell its Founder shares until the earlier to occur of: (A) six months after the completion of the Company’s initial business combination, or (B) the date on which the closing price of the Company’s Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, or earlier, if, subsequent to the initial business combination, the Company consummates a liquidation, merger, shares exchange or other similar transaction which results in all of the shareholders having the right to exchange their shares of Class A ordinary share for cash, securities or other property.
Due to Related Party
Prior to the closing of the IPO, the Sponsor funded the Company’s transaction costs related to the IPO. As of March 31, 2026 and December 31, 2025, nil and $57,922 were outstanding, respectively; the amount is unsecured, interest-free and due on demand.
Promissory Note — Related Party
On December 9, 2022, the Sponsor has agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO (the “Note”). The Note is non-interest bearing, unsecured and was due at the earlier of (1) December 31, 2023, and (2) the closing of the IPO or (3) the date on which the Company determines not to conduct an initial public offering of its securities, unless accelerated upon the occurrence of an Event of Default. On October 22, 2024, the Note was amended to extend the maturity date to the earlier of (1) June 30, 2025, and (2) the closing of the IPO or (3) the date on which the Company determines not to conduct an initial public offering of its securities, unless accelerated upon the occurrence of an Event of Default. On October 9, 2025, the Company subsequently repaid the Note in full. The Note was terminated after the repayment. As of March 31, 2026 and December 31, 2025, there was nil outstanding under the Note.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units issued to our Sponsor. The terms of Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.	Related Party Transactions
Founder Shares
On November 9, 2022, the Sponsor acquired 3,737,500 Class B ordinary share (“Founder Shares”) for an aggregate purchase price of $25,000. Founder Shares have been retroactively restated to reflect a share subscription and purchase agreement. On October 2, 2024, the Company issued 5,750,000 Founder Shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in
5,750,000 Founder Shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000. Five institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor) (“non-voting sponsor investors”) purchased, indirectly, through the purchase of non-voting interests in our sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with this indirect purchase, the Sponsor issued non-voting shares at a nominal purchaser price to the non-voting sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On September 15, 2025, as a result of the underwriters’ over-allotment option expiring, a total of 1,000,000 Founder Shares were forfeited. The related share and per-share amounts presented in these financial statements have been retroactively adjusted to reflect this share forfeiture for all periods presented. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares, reflecting interest in an aggregate of 1,368,421 Founder Shares held by the Sponsor, from the non-voting sponsor investors
The Sponsor has agreed not to transfer, assign or sell its Founder shares until the earlier to occur of: (A) six months after the completion of the Company’s initial business combination, or (B) the date on which the closing price of the Company’s Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, or earlier, if, subsequent to the initial business combination, the Company consummates a liquidation, merger, shares exchange or other similar transaction which results in all of the shareholders having the right to exchange their shares of Class A ordinary share for cash, securities or other property.
Due to Related Party
Prior to the closing of the IPO, the Sponsor funded the Company’s transaction costs related to the IPO. As of December 31, 2025 and 2024, $57,922 and nil were outstanding, respectively; the amount is unsecured, interest-free and due on demand.
Promissory Note — Related Party
On December 9, 2022, the Sponsor has agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO (the “Note”). The Note is non-interest bearing, unsecured and was due at the earlier of (1) December 31, 2023, and (2) the closing of the IPO or (3) the date on which the Company determines not to conduct an initial public offering of its securities, unless accelerated upon the occurrence of an Event of Default. On October 22, 2024, the Note was amended to extend the maturity date to the earlier of (1) June 30, 2025, and (2) the closing of the IPO or (3) the date on which the Company determines not to conduct an initial public offering of its securities, unless accelerated upon the occurrence of an Event of Default. On October 9, 2025, the Company subsequently repaid the Note in full. The Note was terminated after the repayment. As of December 31, 2025 and 2024, there were nil and $235,806 outstanding under the Note, respectively.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the Private Placement Units issued to our sponsor. The terms of Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2025 and 2024, the Company had no borrowings under the Working Capital Loans.